Income Tax - Additional Information (Details) - EUR (€) € in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line items]
Applicable tax rate			25.00%	22.80%
Trade tax rate	14.40%	14.36%
Change in parent tax rate				22.80%
Unrecognized deferred tax liabilities			€ 10.1	€ 2.5
Jersey
Income Tax [Line items]
Applicable tax rate			0.00%